Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 28, 2023	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue		$ 1,053,000,000	$ 939,000,000
Operating expenses		909,000,000	724,000,000
Accounts receivable, net		1,315,000,000		$ 1,107,000,000
Other current liabilities (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)		512,000,000		426,000,000
Contract liabilities		259,000,000		209,000,000
Additional (reversal of) provision		(1,000,000)	16,000,000
Allowance for current expected credit losses		(19,000,000)	(19,000,000)	(20,000,000)	$ (3,000,000)
Proceeds from equity method investments		1,800,000	300,000
Prepaid expenses and other current assets		307,000,000		256,000,000
Other non-current assets		245,000,000		305,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		27,000,000		27,000,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		3,200,000		3,200,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets		34,200,000		33,800,000
Related Parties
Related Party Transaction [Line Items]
Revenue		328,000,000	124,000,000
Operating lease, lease income, lease payments		200,000	400,000
Accounts receivable, net		401,000,000		279,000,000
Other current liabilities (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)		10,000,000		11,000,000
Contract liabilities		104,000,000		105,000,000
Related Parties | Arduino | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets		16,800,000		16,600,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue		201,000,000	122,600,000
Operating expenses		13,900,000	16,200,000
Net receivable		355,900,000		284,600,000
Accounts receivable, net		365,600,000		294,500,000
Other current liabilities (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)		9,700,000		9,900,000
Contract liabilities		103,400,000		104,200,000
Additional (reversal of) provision		0	(16,000,000)
Allowance for current expected credit losses		(16,000,000)		(16,000,000)
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue		126,100,000	0
Accounts receivable, net		45,000,000		0
Contract liabilities		0		0
Contract assets		226,600,000		145,500,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue		600,000	1,400,000
Accounts receivable, net		6,000,000		700,000
Contract liabilities		500,000		700,000
Contract assets		500,000		6,300,000
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)		300,000		700,000
Subscription costs incurred		2,300,000	$ 2,400,000
Amounts of transaction	$ 4,000,000
Related party transaction, term	5 years
Prepaid expenses and other current assets		$ 2,400,000		$ 2,400,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage						10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage						48.20%